Debt - Schedule of Annual Principal Payments (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 27,435
2021	21,131
2022	19,895
2023	24,161
2024	6,953
Thereafter
Notes payable obligation	$ 99,575	$ 160,029